Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2021
Derivative financial instruments.
Schedule of derivative financial instruments

	31 December 2021		30 June 2021		31 December 2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	(3,045)	—	(5,121)	—	(7,121)
Forward foreign exchange contracts	—	(76)	—	(28)	81	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	5,580	(194)	809	(527)	—	(443)
Forward foreign exchange contracts	—	(1,452)	8	(58)	1,145	—
Foreign currency options	—	—	—	—	1,086	—
	5,580	(4,767)	817	(5,734)	2,312	(7,564)
Less non-current portion:
Used for hedging:
Interest rate swaps	—	(3,045)	—	(5,121)	—	(7,121)
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	(96)	499	(351)	—	(269)
Forward foreign exchange contracts	4,434	(767)	—	—	536	—
Non-current derivative financial instruments	4,434	(3,908)	499	(5,472)	536	(7,390)
Current derivative financial instruments	1,146	(859)	318	(262)	1,776	(174)